Pledged Assets and Collateral (Pledged Assets Classified by Type of Liabilities) (Detail) ¥ in Millions	Mar. 31, 2026 JPY (¥)
Financial Instruments Owned and Pledged as Collateral [Line Items]
Pledged assets	¥ 30,517,532
Deposits
Financial Instruments Owned and Pledged as Collateral [Line Items]
Pledged assets	14,945
Call money and funds purchased
Financial Instruments Owned and Pledged as Collateral [Line Items]
Pledged assets	192,766
Payables under repurchase agreements and securities lending transactions
Financial Instruments Owned and Pledged as Collateral [Line Items]
Pledged assets	22,401,173
Other short-term borrowings and long-term debt
Financial Instruments Owned and Pledged as Collateral [Line Items]
Pledged assets	6,366,970
Other
Financial Instruments Owned and Pledged as Collateral [Line Items]
Pledged assets	¥ 1,541,678